Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of research and development expense [text block] [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES	NOTE 15: RESEARCH AND DEVELOPMENT EXPENSES
	Year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands

Fees related to service providers	30	38	35